Note 9 - Property and Equipment	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
Note 9.	Property and Equipment

Accounting Policies

Property and equipment, which include right-of-use assets acquired under leases, are recognized at cost, less accumulated depreciation, and impairment losses. The cost of right-of-use assets under leases are measured as the initial amount of the lease liability (see Note 13) adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the assets or the remaining lease term, whichever is shorter. Useful lives, residual values and the depreciation method are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Property and equipment are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Value in use is calculated as the present value of estimated future cash flows, which are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash-generating unit. Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Reconciliation of the Carrying Amount of Property and Equipment

	Office properties	Equipment	Leasehold improvements	Furniture and fixtures	Total
Cost:
As of January 1, 2022	$10,257	$28,604	$1,719	$782	$41,363
Additions	-	3,505	19	45	3,570
Adjustments to right-of-use assets	4,182	1,722	-	-	5,904
Disposals	(404)	(174)	-	-	(578)
Effect of movements in exchange rates	1	137	(15)	(5)	118
As of December 31, 2022	14,036	33,794	1,724	822	50,377
Additions	-	1,829	-	44	1,873
Adjustments to right-of-use assets	1,829	4,527	-	-	6,356
Disposals	(376)	(3,410)	-	(1)	(3,788)
Effect of movements in exchange rates	(84)	13	1	(5)	(75)
As of December 31, 2023	15,405	36,753	1,725	859	54,742

Depreciation and impairment:
As of January 1, 2022	6,086	20,955	1,388	670	29,100
Depreciation	2,047	5,016	196	61	7,321
Disposals	(404)	(174)	-	-	(577)
Effect of movements in exchange rates	(1)	(100)	12	-	(89)
As of December 31, 2022	7,728	25,696	1,596	732	35,754
Depreciation	1,664	4,841	116	40	6,660
Disposals	(376)	(3,410)	-	(1)	(3,786)
Effect of movements in exchange rates	47	(10)	(1)	5	41
As of December 31, 2023	9,063	27,118	1,711	776	38,669

Net book value as of December 31, 2022	6,308	8,097	127	90	14,623
Net book value as of December 31, 2023	$6,343	$9,635	$14	$83	$16,074

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

●	Office properties:	Up to 7 years
●	Equipment:	Up to 10 years, or term of lease contract
●	Leasehold improvements:	Up to 6 years, or term of lease contract
●	Furniture and fixtures:	Up to 5 years

Additions to and remeasurements of the right-of-use assets during 2023 totaled $6.4 million (2022: $5.9 million).